Other non-current assets (Details) - USD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Other non-current assets [Abstract]
Employee benefit deposit	$ 22.6	$ 17.9
Long-term rent deposits	8.3	5.3
Long-term prepaid expenses	4.0	2.3
Net investment in finance sub-leases	6.0	5.5
Other	1.3	0.8
Other non-current assets	42.2	31.8
Israel [Member]
Other non-current assets [Abstract]
Employee benefit deposit	17.3	12.8
Italy [Member]
Other non-current assets [Abstract]
Employee benefit deposit	2.5	2.4
Netherlands [Member]
Other non-current assets [Abstract]
Employee benefit deposit	$ 2.8	$ 2.7